RISK MANAGEMENT - Loans and financial leases by classification and type of collateral (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
RISK MANAGEMENT
Loans and financial leases	$ 256,353,981	$ 279,453,908
Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	50,462,536	66,435,615
Goods Given in Real Estate Leasing
RISK MANAGEMENT
Loans and financial leases	17,725,816	17,382,874
Goods Given in Leasing Other Than Real Estate
RISK MANAGEMENT
Loans and financial leases	7,927,186	8,181,039
Stand by Letter of Credit
RISK MANAGEMENT
Loans and financial leases	1,459,362	1,540,179
Security Deposits
RISK MANAGEMENT
Loans and financial leases	71,608	1,864,457
Guarantee Fund
RISK MANAGEMENT
Loans and financial leases	4,197,406	3,951,167
Collection Rights
RISK MANAGEMENT
Loans and financial leases	10,159,691	7,867,524
Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases	8,992,485	11,764,901
Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	155,357,891	160,466,152
Commercial
RISK MANAGEMENT
Loans and financial leases	139,627,922	153,252,811
Commercial | Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	17,856,646	25,163,297
Commercial | Stand by Letter of Credit
RISK MANAGEMENT
Loans and financial leases	1,459,362	1,540,179
Commercial | Security Deposits
RISK MANAGEMENT
Loans and financial leases	63,833	1,398,254
Commercial | Guarantee Fund
RISK MANAGEMENT
Loans and financial leases	3,607,654	3,653,583
Commercial | Collection Rights
RISK MANAGEMENT
Loans and financial leases	10,054,510	7,757,578
Commercial | Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases	2,189,669	3,688,378
Commercial | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	104,396,248	110,051,542
Consumer
RISK MANAGEMENT
Loans and financial leases	52,753,546	55,815,683
Consumer | Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	1,565,026	1,816,374
Consumer | Goods Given in Leasing Other Than Real Estate
RISK MANAGEMENT
Loans and financial leases	120	32
Consumer | Security Deposits
RISK MANAGEMENT
Loans and financial leases	7,775	326,722
Consumer | Guarantee Fund
RISK MANAGEMENT
Loans and financial leases	3,175	37
Consumer | Collection Rights
RISK MANAGEMENT
Loans and financial leases	105,181	109,946
Consumer | Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases	6,781,902	8,039,811
Consumer | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	44,290,367	45,522,761
Mortgage
RISK MANAGEMENT
Loans and financial leases	34,416,372	41,741,601
Mortgage | Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	31,026,884	39,092,440
Mortgage | Goods Given in Real Estate Leasing
RISK MANAGEMENT
Loans and financial leases	174	183
Mortgage | Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases	20,639	30,223
Mortgage | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	3,368,675	2,618,755
Financial leases
RISK MANAGEMENT
Loans and financial leases	28,493,129	27,291,604
Financial leases | Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	93	39
Financial leases | Goods Given in Real Estate Leasing
RISK MANAGEMENT
Loans and financial leases	17,725,642	17,382,691
Financial leases | Goods Given in Leasing Other Than Real Estate
RISK MANAGEMENT
Loans and financial leases	7,927,066	8,181,007
Financial leases | Guarantee Fund
RISK MANAGEMENT
Loans and financial leases	33,154	45,720
Financial leases | Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases	169	280
Financial leases | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	2,807,005	1,681,867
Small business loans
RISK MANAGEMENT
Loans and financial leases	1,063,012	1,352,209
Small business loans | Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	13,887	363,465
Small business loans | Security Deposits
RISK MANAGEMENT
Loans and financial leases		139,481
Small business loans | Guarantee Fund
RISK MANAGEMENT
Loans and financial leases	553,423	251,827
Small business loans | Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases	106	6,209
Small business loans | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	$ 495,596	$ 591,227